UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4132
RIVERSOURCE SELECTED SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474
(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Precious Metals and Mining Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)(c)

Issuer	Shares		Value(a)
Australia (0.6%)
Equinox Minerals Ltd.	204,478	(b)	$1,252,617

Canada (63.2%)
Agnico-Eagle Mines Ltd.	94,848		7,274,842
Agrium, Inc.	17,604	(d)	1,615,167
Alamos Gold, Inc.	182,757		3,466,776
Barrick Gold Corp.	136,617		7,265,292
Clifton Star Resources, Inc.	116,120	(b)	625,190
Detour Gold Corp.	196,606	(b)	5,753,889
Eastern Platinum Ltd.	1,510,472	(b)	2,680,505
Eldorado Gold Corp.	499,440		9,263,726
Endeavour Silver Corp.	300,462	(b,d)	2,199,090
European Goldfields Ltd.	226,026	(b)	3,156,750
First Quantum Minerals Ltd.	27,879	(d)	3,018,781
Gammon Gold, Inc.	274,864	(b)	2,237,714
Goldcorp, Inc.	276,681		12,721,793
Greystar Resources Ltd.	215,876	(b)	874,413
IAMGOLD Corp.	203,612		3,623,534
Ivanhoe Mines Ltd.	99,432	(b)	2,278,981
Kinross Gold Corp.	913,074		17,311,582
New Gold, Inc.	934,491	(b,d)	9,120,632
Northgate Minerals Corp.	103,612	(b)	330,345
Pan American Silver Corp.	95,192		3,922,862
Potash Corp. of Saskatchewan, Inc.	14,045		2,174,587
SEMAFO, Inc.	279,009	(b)	3,007,165
Silver Standard Resources, Inc.	61,745	(b,d)	1,742,444
Silver Wheaton Corp.	321,451	(b)	12,562,823
Teck Resources Ltd., Class B	40,187	(d)	2,489,628
Yamana Gold, Inc.	645,336	(d)	8,260,301

Total			128,978,812

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR	10,559	(d)	616,857

Peru (4.8%)
Cia de Minas Buenaventura SA, ADR	198,841		9,735,255

South Africa (14.2%)
AngloGold Ashanti Ltd., ADR	172,719	(d)	8,502,956
Aquarius Platinum Ltd.	244,664		1,342,897
Gold Fields Ltd., ADR	572,614	(d)	10,381,492
Impala Platinum Holdings Ltd.	56,089		1,978,393
Randgold Resources Ltd., ADR	81,156		6,681,573

Total			28,887,311

Issuer	Shares		Value(a)
United Kingdom (1.3%)
Centamin Egypt Ltd.	375,165	(b)	1,045,677
Lonmin PLC	55,126	(b)	1,689,935

Total			2,735,612

United States (14.9%)
Allied Nevada Gold Corp.	168,936	(b)	4,463,068
Alpha Natural Resources, Inc.	30,305	(b,d)	1,819,209
Cliffs Natural Resources, Inc.	14,942		1,165,625
Freeport-McMoRan Copper & Gold, Inc.	73,357		8,809,443
Jaguar Mining, Inc.	150,436	(b,d)	1,069,372
Newmont Mining Corp.	85,752		5,267,745
Peabody Energy Corp.	34,826		2,228,167
Stillwater Mining Co.	53,611	(b)	1,144,595
The Mosaic Co.	56,512	(d)	4,315,256

Total			30,282,480

Total Common Stocks (Cost: $112,146,264)			$202,488,944

Rights (0.1%)(c)

Issuer	Shares		Value(a)
Canada
Ivanhoe Mines Ltd.	99,432	(b)	$139,205

Total Rights (Cost: $—)			$139,205

Warrants (0.1%)(c)

Issuer	Shares		Value(a)
Canada
Kinross Gold Corp.	26,358	(b,e)	$123,941

Total Warrants (Cost: $127,068)			$123,941

Money Market Fund (0.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	441,673	(f)	$441,673

Total Money Market Fund (Cost: $441,673)			$441,673

Investments of Cash Collateral Received for Securities on Loan (12.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (0.5%)
Erste Bank der Oesterreichischen Sparkassen AG
01-18-11	0.430%	$1,000,000	$1,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (11.9%)(g)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $10,000,333	0.400%	$10,000,000	$10,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $5,000,067	0.160	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $9,287,414	0.170	9,287,283	9,287,283

Total			24,287,283

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $25,287,283)			$25,287,283

Total Investments in Securities
(Cost: $138,002,288)(h)			$228,481,046

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Dec. 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $123,941, representing 0.06% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Kinross Gold Corp.	03-30-07 thru 09-08-09	$127,068

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$320,311
Fannie Mae Pool	874,788
Fannie Mae Principal Strip	10,461
Fannie Mae REMICS	586,397
Federal Farm Credit Bank	545,370
Federal Home Loan Banks	977,074
Federal Home Loan Mortgage Corp	73,306
Federal National Mortgage Association	847,192
FHLMC Structured Pass Through Securities	346,798
Freddie Mac Non Gold Pool	839,719
Freddie Mac Reference REMIC	5,651
Freddie Mac REMICS	515,393
Freddie Mac Strips	151,984
Ginnie Mae I Pool	98,236
Ginnie Mae II Pool	544,541
Government National Mortgage Association	219,090
United States Treasury Inflation Indexed Bonds	30,114
United States Treasury Note/Bond	2,393,049
United States Treasury Strip Coupon	715,272
United States Treasury Strip Principal	105,254

Total market value of collateral securities	$10,200,000

Citigroup Global Markets, Inc. (0.160%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$9,473,028

Total market value of collateral securities	$9,473,028

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $138,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$91,554,000
Unrealized depreciation	(1,075,000)

Net unrealized appreciation	$90,479,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$184,708,476	$5,011,225	$—	$189,719,701
All Other Industries	12,769,243	—	—	12,769,243
Rights	139,205	—	—	139,205
Warrants	123,941	—	—	123,941

Total Equity Securities	197,740,865	5,011,225	—	202,752,090

Other
Affiliated Money Market Fund(c)	441,673	—	—	441,673
Investments of Cash Collateral Received for Securities on Loan	—	25,287,283	—	25,287,283

Total Other	441,673	25,287,283	—	25,728,956

Total	$198,182,538	$30,298,508	$—	$228,481,046

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $4,952,089.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Selected Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date February 18, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date February 18, 2011